INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Carrying Value of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Interests In Other Entities [Abstract]
Investments in associates	$ 37	$ 43		$ 47
Investments in joint ventures	1,063	1,604		1,604
Total investments in subsidiaries, joint ventures and associates reported in separate financial statements	$ 1,100	$ 1,647	[1]	$ 1,651	[1]

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.